Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,445,000
Previously Paid Amount	0.00
Total Fee Amount	613.85
Total Offset Amount	0.00
Net Fee	613.85
Narrative - Max Aggregate Offering Price	$ 4,445,000
Final Prospectus	true